Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible asset is comprised of following:

		2021			2022
	Weighted average amortization period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(in years)			(US$ thousand)

Developed technology (Note 3)	5	$4,169	$(705)	$3,464	$2,575	$(955)	$1,620
Customer relationships (Note 3)	3	4,172	(1,159)	3,013	2,600	(1,589)	1,011
Others	5	335	(115)	220	308	(212)	96
Total	4	$8,676	$(1,979)	$6,697	$5,483	$(2,756)	$2,727